Investments Hybrid Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Hybrid Securities [Line Items]
Hybrid securities	$ 189.4	$ 244.7
State and local government obligations
Hybrid Securities [Line Items]
Hybrid securities	3.5	3.6
Corporate debt securities
Hybrid Securities [Line Items]
Hybrid securities	91.2	158.9
Other asset-backed securities
Hybrid Securities [Line Items]
Hybrid securities	2.6	4.5
Redeemable preferred stocks
Hybrid Securities [Line Items]
Hybrid securities	$ 92.1	$ 77.7